Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels held for sale,Beginning balance	$ 3,465	$ 32,792	$ 45,272
Vessel Sold	(3,465)
Vessel impairment charge	0	(27,455)	(12,480)
Reclassified to vessels, net		29,315
Reclassified to vessel held for sale		3,465
Vessels held for sale,Ending balance	$ 0	$ 3,465	$ 32,792